Average Annual Total Returns{- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund K PRO-08 - Fidelity® Growth Discovery Fund	Fidelity Growth Discovery Fund-Class K Return Before Taxes Past 1 year	Fidelity Growth Discovery Fund-Class K Return Before Taxes Past 5 years	Fidelity Growth Discovery Fund-Class K Return Before Taxes Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	23.10%	26.10%	19.68%	25.85%	24.56%	19.39%